Segment information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment information
2. Segment information
From 1 January 2020, the group has reorganised and is reporting for the first time new segmental analyses to reflect the new management structure and operating model. The primary segments for management and reporting purposes are Global Online Learning, Global Assessment, North American Courseware and International. The Group separately reports the costs of Enabling Functions such as enterprise technology, finance, human resources and other corporate functions. In addition, the Group has separately disclosed the results from the Penguin Random House associate to the point of disposal in April 2020. Comparative figures for 2019 and 2018 have been restated to reflect the new segments.
The chief operating decision-maker is the Pearson Executive Management team.
Global Online Learning – Virtual Schools and Online Program Management.
Global Assessment – Pearson VUE, US Student Assessment and Clinical Assessment.
North American Courseware – Courseware and services businesses in the US and Canada.
International – Courseware and other businesses outside North America and including UK Qualifications and English.

		2020
All figures in £ millions	Notes	Global Online Learning	Global Assessment	North American Courseware	International	Enabling Functions	Penguin Random House	Group
Sales	3	697	892	894	914	—	—	3,397
Adjusted operating profit		99	245	190	182	(404)	1	313
Cost of major restructuring		—	—	—	—	—	—	—
Intangible charges		(29)	(36)	—	(15)	—	—	(80)
Other net gains and losses		—	—	3	(5)	—	180	178

Operating profit/(loss)		70	209	193	162	(404)	181	411
Finance costs	6							(107)
Finance income	6							50

Profit before tax								354
Income tax	7							(44)

Profit for the year								310

Other segment items
Share of results of joint ventures and associates	12	—	—	—	4	—	1	5
Depreciation	10	12	39	28	39	7	—	125
Amortisation	11,20	56	111	175	77	53	—	472

		2019
All figures in £ millions	Notes	Global Online Learning	Global Assessment	North American Courseware	International	Enabling Functions	Penguin Random House	Group
Sales	3	586	1,031	1,091	1,161	—	—	3,869
Adjusted operating profit		84	351	231	299	(499)	65	581
Cost of major restructuring		—	(7)	(51)	(24)	(75)	(2)	(159)
Intangible charges		(35)	(27)	—	(89)	—	(12)	(163)
Other net gains and losses		—	—	13	3	—	—	16

Operating profit/(loss)		49	317	193	189	(524)	51	275
Finance costs	6							(84)
Finance income	6							41

Profit before tax								232
Income tax	7							34

Profit for the year								266

Other segment items
Share of results of joint ventures and associates	12	—	—	—	3	—	51	54
Depreciation	10	11	38	32	42	—	—	123
Amortisation	11,20	55	94	187	144	57	—	537

		2018
All figures in £ millions	Notes	Global Online Learning	Global Assessment	North American Courseware	International	Enabling Functions	Penguin House Random	Group
Sales	3	521	955	1,461	1,192	—	—	4,129
Adjusted operating profit		99	304	297	305	(527)	68	546
Costs of major restructuring		(7)	(33)	(7)	(9)	(38)	(8)	(102)
Intangible charges		(43)	(29)	(1)	(26)	—	(14)	(113)
Other net gains and losses		—	—	4	226	—	—	230
UK Pension GMP equalisation		—	—	—	(8)	—	—	(8)

Operating profit / (loss)		49	242	293	488	(565)	46	553
Finance costs	6							(91)
Finance income	6							36

Profit before Tax								498
Income Tax	7							92

Profit for the year								590

Depreciation	10	7	27	9	22	1	—	66
Amortisation	11,20	24	173	201	128	(1)	—	525

There were no material inter-segment sales in either 2020, 2019 or 2018.

Corporate costs are allocated to business segments on an appropriate basis depending on the nature of the cost and therefore the total segment result is equal to the Group operating profit.
Adjusted operating profit is shown in the above tables as it is the key financial measure used by management to evaluate the performance of the Group and allocate resources to business segments. The measure also enables investors to more easily, and consistently, track the underlying operational performance of the Group and its business segments over time by separating out those items of income and expenditure relating to acquisition and disposal transactions, major restructuring programmes and certain other items that are also not representative of underlying performance, which are explained below and reconciled in note 8.

Cost of major restructuring – In May 2017, the Group announced a restructuring programme, to run between 2017 and 2019, to drive significant cost savings. This programme began in the second half of 2017 and costs incurred relate to delivery of cost efficiencies in the US Higher Education Courseware business and enabling functions together with further rationalisation of the property and supplier portfolio. The restructuring costs in 2018 of £102m relate predominantly to staff redundancies and the net cost of property rationalisation including the net impact of the consolidation of the Group’s property footprint in London, while the restructuring costs in 2019 of £159m predominantly relate to staff redundancies. The costs of this restructuring programme are significant enough to exclude from the adjusted operating profit measure so as to better highlight the underlying performance (see note 4).
Intangible charges – These represent charges relating to acquired intangibles, acquisition costs and movements in contingent acquisition and disposal consideration. These charges are excluded as they reflect past acquisition activity and do not necessarily reflect the current year performance of the Group. Intangible amortisation charges in 2020 were £80m including impairment charges of £12m. In 2019, intangible charges were £163m including impairment charges of £65m. In 2018, intangible amortisation charges were £113m.
Other net gains and losses – These represent profits and losses on the sale of subsidiaries, joint ventures, associates and other financial assets and are excluded from adjusted operating profit as they distort the performance of the Group as reported on a statutory basis. Other net gains in 2020 largely relate to sale of the remaining interest in Penguin Random House (£180m gain) and impairments of assets and other costs relating to the disposal of Pearson Institute of Higher Education (£8m loss). In 2019, other net gains largely relate to the sale of the US K-12 business. Other net gains of £230 in 2018 relate to the sale of the Wall Street English language teaching business (WSE), realising a gain of £207m, the disposal of the Group’s equity interest in UTEL, the online university partnership in Mexico, realising a gain of £19m, and various other smaller disposal items for a net gain of £4m.
UK pension GMP equalisation: In 2018, also excluded is the impact of adjustments arising from clarification of guaranteed minimum pension (GMP) equalisation legislation in the UK as this relates to historical circumstances.
The Group operates in the following main geographic areas:

	Sales			Non-current assets
All figures in £ millions	2020	2019	2018	2020	2019
UK	319	385	377	669	694
Other European countries	216	244	246	129	125
US	2,335	2,417	2,627	2,362	2,604
Canada	91	105	126	147	163
Asia Pacific	251	441	455	149	149
Other countries	185	277	298	30	103

Total	3,397	3,869	4,129	3,486	3,838

Sales are allocated based on the country in which the customer is located. This does not differ materially from the location where the order is received. The geographical split of non-current assets is based on the subsidiary’s country of domicile. This is not materially different to the location of the assets. Non-current assets comprise property, plant and equipment, intangible assets, investments in joint ventures and associates and trade and other receivables.